Finance Leases (Details) - Schedule of Components of Lease Expense - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Lease costs
Statement of Income Location			Cost of goods sold
Finance lease expense	$ 310,270	$ 22,977